Acquisitions (Details 6) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended	6 Months Ended	1 Months Ended
	Mar. 31, 2013	Jun. 19, 2012	Mar. 31, 2014	Sep. 30, 2014	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Acquisitions
Cash paid to acquire ownership interests	$ 14,000,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	555,220,000		1,107,006,000	1,170,490,000		167,245,000	8,568,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000
General partner
Acquisitions
Amount paid		50,000,000
Common units issued		2,685,042
General partner | Common Units
Acquisitions
Common units issued		2,685,042
Value of common units issued		8,000,000
Fair value of common units issued		60,600,000
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			25 years
Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			3 years	3 years
Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			30 years	30 years
Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		17,851,000
Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			2 years	2 years
Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			40 years	40 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			3 years	3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			40 years	40 years
Information technology equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			3 years	3 years
Information technology equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life			7 years	7 years
High Sierra
Acquisitions
Cash paid to acquire ownership interests		239,251,000
General and administrative expense	3,700,000
Equity issuance costs	600,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		395,311,000
Inventories		43,575,000
Accounts receivable - affiliates		7,724,000
Derivative assets		10,646,000
Forward purchase and sale contracts		34,717,000
Prepaid expenses and other current assets		11,131,000
Goodwill		220,884,000
Assumed liabilities:
Accounts payable - trade		(417,369,000)
Accounts payable - affiliates		(9,014,000)
Advance payments received from customers		(1,237,000)
Accrued expenses and other payables		(35,611,000)
Derivative liabilities		(5,726,000)
Forward purchase and sale contracts		(18,680,000)
Long-term debt		(2,537,000)
Other noncurrent liabilities		(3,224,000)
Noncontrolling interest in consolidated subsidiary		(2,400,000)
Fair value of net assets acquired		654,045,000
Consideration paid for acquisition
Cash paid, net of cash acquired		239,251,000
Total consideration paid		654,045,000
High Sierra | Common Units
Consideration paid for acquisition
Value of common units issued		414,794,000
High Sierra | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		13,000,000
High Sierra | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		245,000,000
High Sierra | Customer relationships | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets					5 years
High Sierra | Customer relationships | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets					17 years
High Sierra | Lease and other agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		12,400,000
High Sierra | Lease and other agreements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets					1 year
High Sierra | Lease and other agreements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets					10 years
High Sierra | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		5,723,000
High Sierra | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		22,507,000
High Sierra | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					5 years
High Sierra | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					10 years
High Sierra | Water treatment facilities and equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		64,057,000
High Sierra | Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					3 years
High Sierra | Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					30 years
High Sierra | Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					2 years
High Sierra | Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					15 years
High Sierra | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		19,145,000
High Sierra | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					5 years
High Sierra | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					30 years
High Sierra | Information technology equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		5,541,000
Useful life					3 years
High Sierra | Other equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		11,010,000
High Sierra | Other equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					2 years
High Sierra | Other equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life					30 years
High Sierra | Construction in progress
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		9,621,000
High Sierra Energy, LP
Acquisitions
Cash paid to acquire ownership interests		91,800,000
Cash acquired		5,000,000
Amount of additional consideration payable		97,400,000
Common units issued		18,018,468
Consideration paid for acquisition
Cash paid, net of cash acquired		91,800,000
High Sierra Energy, LP | Common Units
Acquisitions
Number of common units issued to acquire business (in shares)		18,018,468
Value of common units issued using the closing price of units on the New York Stock Exchange on the merger date		406,800,000
High Sierra Energy, LP | General partner
Acquisitions
Cash paid to acquire ownership interests		50,000,000
Consideration paid for acquisition
Cash paid, net of cash acquired		50,000,000
High Sierra Energy GP, LLC | General partner
Acquisitions
Cash paid to acquire ownership interests		50,000,000
Consideration paid for acquisition
Cash paid, net of cash acquired		$ 50,000,000